STOCK OPTIONS AND WARRANTS - Summary providing information about stock options outstanding (Details 3) (Stock Options, USD $)	9 Months Ended
Sep. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Options Outstanding Number of Shares	2,311,000
Stock Options Outstanding Weighted Average Exercise Price	$ 1.75
Weighted Average Remaining Contractual Term (in years)	11 months
Exercisable Number of Shares	2,281,000
Exercisable Weighted Average Exercise Price	$ 1.73
Dollar 0.50 To Dollar 1.00
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower Range of Exercise Prices	$ 0.50
Upper Range of Exercise Prices	$ 1.00
Stock Options Outstanding Number of Shares	10,000
Stock Options Outstanding Weighted Average Exercise Price	$ 0.71
Weighted Average Remaining Contractual Term (in years)	3 years 3 months 29 days
Exercisable Number of Shares	10,000
Exercisable Weighted Average Exercise Price	$ 0.71
Dollar 1.01 To Dollar 2.00
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower Range of Exercise Prices	$ 1.01
Upper Range of Exercise Prices	$ 2.00
Stock Options Outstanding Number of Shares	2,127,000
Stock Options Outstanding Weighted Average Exercise Price	$ 1.67
Weighted Average Remaining Contractual Term (in years)	6 months 29 days
Exercisable Number of Shares	2,127,000
Exercisable Weighted Average Exercise Price	$ 1.67
Dollar 2.00 To Dollar 3.00
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower Range of Exercise Prices	$ 2.00
Upper Range of Exercise Prices	$ 3.00
Stock Options Outstanding Number of Shares	156,000
Stock Options Outstanding Weighted Average Exercise Price	$ 2.60
Weighted Average Remaining Contractual Term (in years)	5 years 9 months 29 days
Exercisable Number of Shares	126,000
Exercisable Weighted Average Exercise Price	$ 2.60
Dollar 4.00 To Dollar 5.00
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower Range of Exercise Prices	$ 4.00
Upper Range of Exercise Prices	$ 5.00
Stock Options Outstanding Number of Shares	18,000
Stock Options Outstanding Weighted Average Exercise Price	$ 4.33
Weighted Average Remaining Contractual Term (in years)	2 months
Exercisable Number of Shares	18,000
Exercisable Weighted Average Exercise Price	$ 4.33